Fair Value Measurements	12 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
We report certain assets and liabilities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). We record cash and cash equivalents, accounts receivable and accounts payable at carrying value, which substantially approximates fair value due to the short-term nature of these assets and liabilities. For other financial assets and liabilities, we primarily use quoted market prices and other observable market pricing information to minimize the use of unobservable pricing inputs in our measurements when determining fair value. The methods used to determine fair value for our assets and liabilities are fully described in Note 2.
Fair value measurements also apply to the valuation of our pension and post-retirement plan assets. The fair value of these assets is presented in Note 7.
Quantitative Disclosures
Financial Instruments
The classification of our fair value measurements requires judgment regarding the degree to which market data are observable or corroborated by observable market data. The following tables summarize, by level within the fair value hierarchy, our assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2016 and 2015. As required under authoritative accounting literature, assets and liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)(1)	Significant Other Unobservable Inputs (Level 3)	Netting and Cash Collateral(2)	September 30, 2016
	(In thousands)
Assets:
Financial instruments
Distribution segment	$—	$4,851	$—	$—	$4,851
Natural gas marketing segment	—	39,290	—	(32,515)	6,775
Total financial instruments	—	44,141	—	(32,515)	11,626
Hedged portion of gas stored underground	52,578	—	—	—	52,578
Available-for-sale securities
Money market funds	—	2,630	—	—	2,630
Registered investment companies	38,677	—	—	—	38,677
Bonds	—	31,394	—	—	31,394
Total available-for-sale securities	38,677	34,024	—	—	72,701
Total assets	$91,255	$78,165	$—	$(32,515)	$136,905
Liabilities:
Financial instruments
Distribution segment	$—	$266,489	$—	$(25,670)	$240,819
Natural gas marketing segment	—	57,195	—	(57,195)	—
Total liabilities	$—	$323,684	$—	$(82,865)	$240,819

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)(1)	Significant Other Unobservable Inputs (Level 3)	Netting and Cash Collateral(3)	September 30, 2015
	(In thousands)
Assets:
Financial instruments
Distribution segment	$—	$746	$—	$—	$746
Natural gas marketing segment	—	91,363	—	(82,509)	8,854
Financial instruments	—	92,109	—	(82,509)	9,600
Hedged portion of gas stored underground	43,901	—	—	—	43,901
Available-for-sale securities
Money market funds	—	1,072	—	—	1,072
Registered investment companies	40,619	—	—	—	40,619
Bonds	—	32,509	—	—	32,509
Total available-for-sale securities	40,619	33,581	—	—	74,200
Total assets	$84,520	$125,690	$—	$(82,509)	$127,701
Liabilities:
Financial instruments
Distribution segment	$—	$120,107	$—	$—	$120,107
Natural gas marketing segment	—	125,983	—	(125,983)	—
Financial instruments	$—	$246,090	$—	$(125,983)	$120,107

(1)
Our Level 2 measurements consist of over-the-counter options and swaps, which are valued using a market-based approach in which observable market prices are adjusted for criteria specific to each instrument, such as the strike price, notional amount or basis differences, municipal and corporate bonds, which are valued based on the most recent available quoted market prices and money market funds which are valued at cost.

(2)
This column reflects adjustments to our gross financial instrument assets and liabilities to reflect netting permitted under our master netting agreements and the relevant authoritative accounting literature. In addition, as of September 30, 2016, we had $25.7 million of cash held in margin accounts to collateralize certain distribution financial instruments, which were used to offset current and noncurrent risk management liabilities. As of September 30, 2016 we also had $24.7 million of cash held in margin accounts to collateralize certain natural gas marketing financial instruments. Of this amount, $17.9 million was used to offset current and noncurrent risk management liabilities under master netting agreements and the remaining $6.8 million is classified as current risk management assets.

(3)
This column reflects adjustments to our gross financial instrument assets and liabilities to reflect netting permitted under our master netting agreements and the relevant authoritative accounting literature. In addition, as of September 30, 2015 we had $43.5 million of cash held in margin accounts to collateralize certain natural gas marketing financial instruments. Of this amount, $34.6 million was used to offset current and noncurrent risk management liabilities under master netting agreements and the remaining $8.9 million is classified as current risk management assets.

Available-for-sale securities are comprised of the following:

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
	(In thousands)
As of September 30, 2016
Domestic equity mutual funds	$26,692	$6,419	$(590)	$32,521
Foreign equity mutual funds	4,954	1,202	—	6,156
Bonds	31,296	108	(10)	31,394
Money market funds	2,630	—	—	2,630
	$65,572	$7,729	$(600)	$72,701
As of September 30, 2015
Domestic equity mutual funds	$27,643	$7,332	$(456)	$34,519
Foreign equity mutual funds	5,261	905	(66)	6,100
Bonds	32,423	106	(20)	32,509
Money market funds	1,072	—	—	1,072
	$66,399	$8,343	$(542)	$74,200

At September 30, 2016 and 2015, our available-for-sale securities included $41.3 million and $41.7 million related to assets held in separate rabbi trusts for our supplemental executive retirement plans as discussed in Note 7. At September 30, 2016 we maintained investments in bonds that have contractual maturity dates ranging from October 2016 through May 2020.
Other Fair Value Measures
In addition to the financial instruments above, we have several financial and nonfinancial assets and liabilities subject to fair value measures. These financial assets and liabilities include cash and cash equivalents, accounts receivable, accounts payable and debt. The nonfinancial assets and liabilities include asset retirement obligations and pension and post-retirement plan assets. We record cash and cash equivalents, accounts receivable, accounts payable and debt at carrying value. For cash and cash equivalents, accounts receivable and accounts payable, we consider carrying value to materially approximate fair value due to the short-term nature of these assets and liabilities.
Our debt is recorded at carrying value. The fair value of our debt is determined using third party market value quotations, which are considered Level 1 fair value measurements for debt instruments with a recent, observable trade or Level 2 fair value measurements for debt instruments where fair value is determined using the most recent available quoted market price. The following table presents the carrying value and fair value of our debt as of September 30, 2016:

September 30, 2016
(In thousands)
Carrying Amount	$2,460,000
Fair Value	$2,844,990